Accounts and Other Receivables	12 Months Ended
Dec. 31, 2017
Accounts and Other Receivables [abstract]
Accounts and Other Receivables

8. Accounts and Other Receivables

	December 31,	December 31,
	2017	2016
Trade receivables from concentrate sales	$34,250	$23,185
Advances and other receivables	1,249	1,095
Value added taxes recoverable	871	707
Accounts and other receivables	$36,370	$24,987

The Company's trade receivables from concentrate sales are expected to be collected in accordance with the terms of the existing concentrate sales contracts with its customers and no amounts were past due at December  31, 2017 or December 31, 2016.